UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2012

Shares	Description (1)	Value
Common Stocks – 99.2% (5)
Aerospace & Defense – 1.3%
19,091	Boeing Company	$ 1,329,115
29,256	Honeywell International Inc.	1,748,046
20,561	United Technologies Corporation	1,609,721
Total Aerospace & Defense	4,686,882
Air Freight & Logistics – 0.5%
24,839	United Parcel Service, Inc., Class B	1,777,727
Airlines – 0.1%
12,008	Delta Air Lines, Inc., (2)	109,993
26,363	Southwest Airlines Co.	231,204
Total Airlines	341,197
Auto Components – 0.0%
10,102	American Axle and Manufacturing Holdings Inc., (2)	113,850
Automobiles – 0.3%
59,240	Ford Motor Company	584,106
14,597	Harley-Davidson, Inc.	618,475
Total Automobiles	1,202,581
Beverages – 1.3%
47,300	Coca-Cola Company	1,794,089
16,426	Monster Beverage Corporation, (2)	889,632
26,928	PepsiCo, Inc.	1,905,695
Total Beverages	4,589,416
Biotechnology – 3.1%
80,965	Amgen Inc.	6,826,969
55,390	Celgene Corporation, (2)	4,231,796
Total Biotechnology	11,058,765
Capital Markets – 0.9%
32,441	Bank of New York Company, Inc.	733,815
62,652	Charles Schwab Corporation	801,319
1,581	Goldman Sachs Group, Inc.	179,728
49,137	Morgan Stanley	822,553
17,346	Waddell & Reed Financial, Inc., Class A	568,428
Total Capital Markets	3,105,843
Chemicals – 1.1%
973	CF Industries Holdings, Inc.	216,240
45,174	Dow Chemical Company	1,308,239
25,684	E.I. Du Pont de Nemours and Company	1,291,135
10,514	Monsanto Company	956,984
4,219	Mosaic Company	243,057
Total Chemicals	4,015,655
Commercial Banks – 1.6%
65,040	U.S. Bancorp	2,230,872
101,331	Wells Fargo & Company	3,498,959
Total Commercial Banks	5,729,831
Commercial Services & Supplies – 0.1%
26,895	R.R. Donnelley & Sons Company	285,087
Communications Equipment – 4.5%
6,820	Aviat Networks Inc., (2)	16,232
399,665	Cisco Systems, Inc.	7,629,605
132,642	QUALCOMM, Inc.	8,288,799
Total Communications Equipment	15,934,636
Computers & Peripherals – 12.9%
65,196	Apple, Inc., (2)	43,502,679
54,919	EMC Corporation, (2)	1,497,641
22,423	Hewlett-Packard Company	382,536
1,485	Western Digital Corporation, (2)	57,514
Total Computers & Peripherals	45,440,370
Consumer Finance – 0.5%
20,371	American Express Company	1,158,295
951	Capital One Financial Corporation	54,217
27,215	SLM Corporation	427,820
Total Consumer Finance	1,640,332
Containers & Packaging – 0.2%
19,780	Packaging Corp. of America	718,014
4,824	Sonoco Products Company	149,496
Total Containers & Packaging	867,510
Distributors – 0.1%
3,449	Genuine Parts Company	210,492
Diversified Consumer Services – 0.1%
4,119	ITT Educational Services, Inc., (2)	132,755
21,475	Service Corporation International	289,054
Total Diversified Consumer Services	421,809
Diversified Financial Services – 1.7%
114,360	Bank of America Corporation	1,009,799
56,156	Citigroup Inc.	1,837,424
19,235	CME Group, Inc.	1,102,166
31,772	JP Morgan Chase & Co.	1,286,131
13,902	Moody’s Corporation	614,051
Total Diversified Financial Services	5,849,571
Diversified Telecommunication Services – 1.8%
93,269	AT&T Inc.	3,516,241
1	Frontier Communications Corporation	5
59,414	Verizon Communications Inc.	2,707,496
Total Diversified Telecommunication Services	6,223,742
Electric Utilities – 1.6%
30,093	Duke Energy Corporation	1,950,026
48,358	Great Plains Energy Incorporated	1,076,449
19,953	OGE Energy Corp.	1,106,593
28,722	Pinnacle West Capital Corporation	1,516,522
Total Electric Utilities	5,649,590
Electrical Equipment – 1.7%
14,544	Cooper Industries Inc.	1,091,673
28,532	Emerson Electric Company	1,377,240
11,238	Hubbell Incorporated, Class B	907,356
15,244	Rockwell Automation, Inc.	1,060,220
13,012	Roper Industries Inc.	1,429,889
Total Electrical Equipment	5,866,378
Electronic Equipment & Instruments – 0.5%
17,200	Amphenol Corporation, Class A	1,012,736
47,715	Corning Incorporated	627,452
Total Electronic Equipment & Instruments	1,640,188
Energy Equipment & Services – 1.3%
26,765	Cameron International Corporation, (2)	1,500,714
9,396	Diamond Offshore Drilling, Inc.	618,351
29,446	Halliburton Company	992,036
18,594	Schlumberger Limited	1,344,904
Total Energy Equipment & Services	4,456,005
Food & Staples Retailing – 1.7%
37,645	CVS Caremark Corporation	1,822,771
27,808	Kroger Co.	654,600
26,567	Walgreen Co.	968,101
33,111	Wal-Mart Stores, Inc.	2,443,592
Total Food & Staples Retailing	5,889,064
Food Products – 0.6%
10,080	Archer-Daniels-Midland Company	273,974
47,590	Kraft Foods Inc., Class A	1,967,847
Total Food Products	2,241,821
Gas Utilities – 0.4%
21,576	AGL Resources Inc.	882,674
15,026	Piedmont Natural Gas Company	488,044
Total Gas Utilities	1,370,718
Health Care Equipment & Supplies – 1.0%
16,835	Baxter International, Inc.	1,014,477
9,327	CareFusion Corporation, (2)	264,794
5,822	Covidien PLC	345,943
12,334	Hill Rom Holdings Inc.	358,426
11,631	Medtronic, Inc.	501,529
11,540	Saint Jude Medical Inc.	486,180
8,617	Zimmer Holdings, Inc.	582,682
Total Health Care Equipment & Supplies	3,554,031
Health Care Providers & Services – 1.3%
13,759	Brookdale Senior Living Inc., (2)	319,484
23,480	Cardinal Health, Inc.	915,016
1,520	McKesson HBOC Inc.	130,766
11,450	Omnicare, Inc.	388,957
48,700	Tenet Healthcare Corporation, (2)	305,349
19,406	UnitedHealth Group Incorporated	1,075,286
20,106	Universal Health Services, Inc., Class B	919,447
8,528	Wellpoint Inc.	494,709
Total Health Care Providers & Services	4,549,014
Hotels, Restaurants & Leisure – 1.9%
20,714	Carnival Corporation	754,818
21,506	International Game Technology	281,514
29,562	McDonald’s Corporation	2,712,314
26,474	Starwood Hotels & Resorts Worldwide, Inc.	1,534,433
84,855	The Wendy’s Company	386,090
19,573	Tim Hortons Inc.	1,018,383
Total Hotels, Restaurants & Leisure	6,687,552
Household Durables – 0.5%
41,536	KB Home	596,042
36,936	Newell Rubbermaid Inc.	705,108
7,376	Whirlpool Corporation	611,544
Total Household Durables	1,912,694
Household Products – 0.6%
32,355	Procter & Gamble Company	2,244,143
Industrial Conglomerates – 1.0%
10,431	3M Co.	964,033
13,006	Danaher Corporation	717,281
82,528	General Electric Company	1,874,211
Total Industrial Conglomerates	3,555,525
Insurance – 1.5%
7,870	American International Group, (2)	258,057
3,318	Arch Capital Group Limited, (2)	138,294
3,618	Berkshire Hathaway Inc., Class B, (2)	319,108
26,516	Fidelity National Title Group Inc., Class A	567,177
29,867	Marsh & McLennan Companies, Inc.	1,013,387
24,982	Prudential Financial, Inc.	1,361,769
24,970	Travelers Companies, Inc.	1,704,452
Total Insurance	5,362,244
Internet & Catalog Retail – 3.1%
40,270	Amazon.com, Inc., (2)	10,241,466
10,391	HSN, Inc.	509,679
Total Internet & Catalog Retail	10,751,145
Internet Software & Services – 7.3%
30,462	Akamai Technologies, Inc., (2)	1,165,476
2,017	AOL Inc., (2)	71,059
17,653	Baidu.com, Inc., Sponsored ADR, (2)	2,062,223
115,993	eBay Inc., (2)	5,615,221
19,217	Google Inc., Class A, (2)	14,499,227
20,300	IAC/InterActiveCorp.	1,056,818
69,658	Yahoo! Inc., (2)	1,112,787
Total Internet Software & Services	25,582,811
IT Services – 3.1%
46,267	Automatic Data Processing, Inc.	2,714,022
23,280	Fidelity National Information Services	726,802
8,158	Global Payments Inc.	341,249
14,822	Infosys Technologies Limited, Sponsored ADR	719,460
14,439	International Business Machines Corporation (IBM)	2,995,371
12,871	Lender Processing Services Inc.	358,972
58,743	Paychex, Inc.	1,955,554
7,718	Visa Inc., Class A	1,036,373
Total IT Services	10,847,803
Life Sciences Tools & Services – 0.2%
15,384	Agilent Technologies, Inc.	591,515
Machinery – 1.6%
18,500	Caterpillar Inc.	1,591,740
10,346	Deere & Company	853,442
22,173	Eaton Corporation	1,047,896
22,531	Graco Inc.	1,132,859
16,187	SPX Corporation	1,058,792
Total Machinery	5,684,729
Media – 4.4%
23,415	CBS Corporation, Class B	850,667
157,751	Comcast Corporation, Special Class A	5,489,735
68,525	DIRECTV Group, Inc., (2)	3,594,822
2,751	Liberty Media Corporation, Liberty Capital Class A, (2)	286,572
51,552	News Corporation, Class B	1,278,490
20,124	Omnicom Group, Inc.	1,037,593
6,011	Time Warner Cable Inc.	571,406
13,756	Time Warner Inc.	623,559
30,876	Walt Disney Company	1,614,197
Total Media	15,347,041
Metals & Mining – 0.3%
8,735	AngloGold Ashanti Limited, Sponsored ADR	306,162
3,914	Cliffs Natural Resources Inc.	153,155
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	309,216
5,432	Freeport-McMoRan Copper & Gold, Inc.	214,999
1,736	Newmont Mining Corporation	97,233
6,260	United States Steel Corporation	119,378
Total Metals & Mining	1,200,143
Multiline Retail – 0.6%
10,865	Family Dollar Stores, Inc.	720,350
10,883	J.C. Penney Company, Inc.	264,348
4,511	Kohl’s Corporation	231,053
25,836	Macy’s, Inc.	971,950
Total Multiline Retail	2,187,701
Multi-Utilities – 0.3%
21,316	Integrys Energy Group, Inc.	1,112,695
Oil, Gas & Consumable Fuels – 4.7%
1,231	Anadarko Petroleum Corporation	86,072
4,671	Cabot Oil & Gas Corporation	209,728
43,696	Chevron Corporation	5,093,206
44,045	ConocoPhillips	2,518,493
79,182	Exxon Mobil Corporation	7,241,194
1,606	Marathon Oil Corporation	47,489
615	Occidental Petroleum Corporation	52,927
22,649	Phillips 66	1,050,234
4,232	Royal Dutch Shell PLC, Class A, Sponsored ADR	293,743
Total Oil, Gas & Consumable Fuels	16,593,086
Paper & Forest Products – 0.2%
21,984	International Paper Company	798,459
Pharmaceuticals – 4.6%
41,688	Abbott Laboratories	2,858,129
13,538	Allergan, Inc.	1,239,810
69,669	Bristol-Myers Squibb Company	2,351,329
7,517	Eli Lilly and Company	356,381
13,675	Forest Laboratories, Inc., (2)	486,967
7,458	GlaxoSmithKline PLC, Sponsored ADR	344,858
35,898	Johnson & Johnson	2,473,731
91,276	Merck & Company Inc.	4,116,548
6,190	Novartis AG, Sponsored ADR	379,199
67,267	Pfizer Inc.	1,671,585
Total Pharmaceuticals	16,278,537
Professional Services – 0.4%
18,950	Manpower Inc.	697,360
30,314	Robert Half International Inc.	807,262
Total Professional Services	1,504,622
Real Estate Investment Trust – 1.0%
18,413	Apartment Investment & Management Company, Class A	478,554
28,958	CubeSmart	372,689
4,590	Developers Diversified Realty Corporation	70,502
40,126	Senior Housing Properties Trust	873,944
25,511	Ventas Inc.	1,588,060
Total Real Estate Investment Trust	3,383,749
Road & Rail – 0.1%
23,916	CSX Corporation	496,257
Semiconductors & Equipment – 5.1%
54,140	Advanced Micro Devices, Inc., (2)	182,452
49,030	Altera Corporation	1,666,285
25,698	Analog Devices, Inc.	1,007,105
96,224	Applied Materials, Inc.	1,074,341
93,518	Atmel Corporation, (2)	491,905
48,224	Broadcom Corporation, Class A	1,667,586
4,697	Cree, Inc., (2)	119,914
1,090	Cymer, Inc., (2)	55,655
11,761	Cypress Semiconductor Corporation	126,078
28,948	Fairchild Semiconductor International Inc., Class A, (2)	379,798
17,789	Integrated Device Technology, Inc., (2)	104,599
363,454	Intel Corporation	8,243,137
2,596	Intersil Holding Corporation, Class A	22,715
5,499	Lam Research Corporation, (2)	174,786
45,919	Linear Technology Corporation	1,462,520
35,700	LSI Logic Corporation, (2)	246,687
5,819	MEMC Electronic Materials, (2)	16,002
78,957	NVIDIA Corporation, (2)	1,053,286
2,774	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	43,885
Total Semiconductors & Equipment	18,138,736
Software – 10.6%
171,474	Activision Blizzard Inc.	1,934,227
60,160	Adobe Systems Incorporated, (2)	1,952,794
43,406	Autodesk, Inc., (2)	1,448,458
65,185	CA Inc.	1,679,492
33,659	Cadence Design Systems, Inc., (2)	433,023
616,868	Microsoft Corporation	18,370,329
367,125	Oracle Corporation	11,560,766
Total Software	37,379,089
Specialty Retail – 2.3%
16,694	Best Buy Co., Inc.	286,970
16,073	Gap, Inc.	575,092
32,724	Home Depot, Inc.	1,975,548
32,217	Limited Brands, Inc.	1,587,009
35,867	Lowe’s Companies, Inc.	1,084,618
814	Orchard Supply Hardware Stores Corporation, (2)	11,787
28,032	TJX Companies, Inc.	1,255,553
35,381	Urban Outfitters, Inc., (2)	1,328,910
Total Specialty Retail	8,105,487
Textiles, Apparel & Luxury Goods – 0.2%
14,587	Coach, Inc.	817,164
Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc., (2)	26,827
Tobacco – 1.2%
34,008	Altria Group, Inc.	1,135,527
33,961	Philip Morris International	3,054,452
Total Tobacco	4,189,979
Wireless Telecommunication Services – 0.2%
9,319	Crown Castle International Corporation, (2)	597,348
Total Common Stocks (cost $213,955,742)	350,089,186

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 5.4%
$ 19,036	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $19,036,255, collateralized by $14,285,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $19,421,872	0.010%	10/01/12	$ 19,036,239
Total Short-Term Investments (cost $19,036,239)	19,036,239
Total Investments (cost $232,991,981) – 104.6%	369,125,425
Other Assets Less Liabilities – (4.6)% (3)	(16,356,541)
Net Assets – 100%	$ 352,768,884

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written - (2.6)%
(781)	MINI-Nasdaq-100 Index	$ (20,891,750)	10/20/12	$ 267.5	$ (1,054,350)
(1,519)	MINI-Nasdaq-100 Index	(41,013,000)	10/20/12	270.0	(1,758,242)
(746)	MINI-Nasdaq-100 Index	(20,888,000)	10/20/12	280.0	(287,210)
(781)	MINI-Nasdaq-100 Index	(22,063,250)	10/20/12	282.5	(193,688)
(777)	MINI-Nasdaq-100 Index	(20,979,000)	11/17/12	270.0	(1,000,388)
(763)	MINI-Nasdaq-100 Index	(21,364,000)	11/17/12	280.0	(482,597)
(777)	MINI-Nasdaq-100 Index	(21,950,250)	11/17/12	282.5	(351,593)
(224)	S&P 500 Index	(30,800,000)	10/20/12	1,375.0	(1,526,560)
(151)	S&P 500 Index	(21,140,000)	10/20/12	1,400.0	(693,845)
(143)	S&P 500 Index	(20,377,500)	10/20/12	1,425.0	(378,235)
(230)	S&P 500 Index	(33,350,000)	10/20/12	1,450.0	(271,400)
(168)	S&P 500 Index	(23,940,000)	11/17/12	1,425.0	(610,680)
(298)	S&P 500 Index	(43,210,000)	11/17/12	1,450.0	(648,150)
(7,358)	Total Call Options Written (premiums received $10,083,676)	$ (341,966,750)	$ (9,256,938)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$ 350,089,186	$ –	$ –	$ 350,089,186
Short-Term Investments:
Repurchase Agreements	–	19,036,239	–	19,036,239
Derivatives:
Call Options Written	(9,256,938)	–	–	(9,256,938)
Total	$ 340,832,248	$ 19,036,239	$ –	$ 359,868,487
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(9,256,938)
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $232,992,746.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$ 140,044,067
Depreciation	(3,911,388)

Net unrealized appreciation (depreciation) of investments	$ 136,132,679

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012